Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000017675
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Reaves Infrastructure Fund, Institutional Class Shares
Without Sales Load [Member] | C000017675
Average Annual Return [Line Items]
Average Annual Return, Percent		14.26%	7.04%	7.68%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		19.56%	12.86%	15.08%
MSCI USA Infrastructure (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI USA Infrastructure (USD) (TR)
Average Annual Return, Percent		6.19%	9.16%	7.55%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.